Incentive Programs	6 Months Ended
Jun. 30, 2022
Incentive Programs
Incentive Programs

Note 11 - Incentive Programs

	Warrants	Options	Share Awards	Total Outstanding as of
	Outstanding	Outstanding	Outstanding	June 30, 2022
Incentive Programs
Warrant program 2019/2022	422,500	—	—	422,500
Board LTIP 2020	—	—	31,371	31,371
Board LTIP 2021	—	—	26,968	26,968
Board LTIP 2022	—	—	40,706	40,706
ESOP 2020	—	1,444,000	—	1,444,000
ESOP 2021	—	1,495,000	—	1,495,000
Total Outstanding as of June 30, 2022	422,500	2,939,000	99,045	3,460,545

	Warrants	Options	Share Awards	Total Outstanding as
	Outstanding	Outstanding	Outstanding	of June 30, 2021
Incentive Programs
Warrant program 2018/2022	856,586	—	—	856,586
Warrant program 2019/2022	422,500	—	—	422,500
Board LTIP 2019	—	—	51,399	51,399
Board LTIP 2020	—	—	31,371	31,371
Board LTIP 2021	—	—	26,968	26,968
ESOP 2020	—	1,485,000	—	1,485,000
ESOP 2021	—	510,000	—	510,000
Total Outstanding as of June 30, 2021	1,279,086	1,995,000	109,738	3,383,824

Warrant Program 2019/2022:

The warrants in the Warrant Program 2019/2022 can be exercised between October 1, 2022 and December 31, 2022, where each warrant gives the participant the right to subscribe for a new share in the Parent Company at a subscription price of SEK 74.50 per share. The warrants have, at the time of issue, been valued according to the Black & Scholes valuation model.

Board LTIP 2020:

This is a performance-based long-term incentive program for Calliditas Board members. A total of 31,371 share awards were granted under the program during the second quarter of 2020. The share awards are subject to performance-based earnings, which is dependent on the development of Calliditas’ share price from the date of the 2020 Annual General Meeting to July 1, 2023.

Board LTIP 2021:

This is a performance-based long-term incentive program for Calliditas Board members. A total of 26,968 share awards were granted under the program during the second quarter of 2021. The share awards are subject to performance-based earnings, which is dependent on the development of Calliditas’ share price from the date of the 2021 Annual General Meeting to July 1, 2024.

Board LTIP 2022:

This is a performance-based long-term incentive program for Calliditas Board members. A total of 40,706 share awards were granted under the program during the second quarter of 2022. The share awards are subject to performance-based earnings, which is dependent on the development of Calliditas’ share price from the date of the 2022 Annual General Meeting to July 1, 2025.

ESOP 2020:

In 2020, Calliditas implemented an option program for employees and key consultants in Calliditas. The options were allotted free of charge to participants of the program. The options have a three-year vesting period calculated from the allotment date, provided that, with customary exceptions, the participants remain as employees of, or continue to provide services to, Calliditas. Once the options are vested, they can be exercised within a one-year period. Each vested option entitles the holder to acquire one share in Calliditas at a predetermined price. The price per share is to be equivalent to 115% of the weighted average price that the company’s shares were traded for on Nasdaq Stockholm during the ten trading days preceding the allotment date. The options have, at the time of issue, been valued according to the Black & Scholes valuation model.

ESOP 2021:

In 2021, Calliditas implemented an option program for employees and key consultants in Calliditas. The options were allotted free of charge to participants of the program. The options have a three-year vesting period calculated from the allotment date, provided that, with customary exceptions, the participants remain as employees of, or continue to provide services to, Calliditas. Once the options are vested, they can be exercised within a one-year period. Each vested option entitles the holder to acquire one share in Calliditas at a predetermined price. The price per share is to be equivalent to 115% of the weighted average price that the company’s shares were traded for on Nasdaq Stockholm during the ten trading days preceding the allotment date. The options have, at the time of issue, been valued according to the Black & Scholes valuation model.